COSTS ASSOCIATED WITH RESTRUCTURING ACTIVITIES	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
COSTS ASSOCIATED WITH RESTRUCTURING ACTIVITIES
COSTS ASSOCIATED WITH RESTRUCTURING ACTIVITIES

During the three months ended March 31, 2014, the Company began restructuring and relocating certain ACRE Capital support services in order to centralize the ACRE Capital platform into one location, including the asset management team and leadership. For the years ended December 31, 2015 and 2014, ACRE Capital incurred restructuring costs of $44 thousand and $799 thousand, respectively.

The table below presents a reconciliation of the liability attributable to restructuring costs incurred by ACRE Capital as of and for the years ending December 31, 2015 and 2014 ($ in thousands):

Employee Termination Costs
Balance at January 1, 2014	$—
Accruals	799
Payments	(574)
Balance at December 31, 2014 (1)	$225
Accruals	44
Payments	(269)
Balance at December 31, 2015	$—

(1)
The liability attributable to restructuring costs is included in other liabilities as of December 31, 2014 in the reconciliation of the carrying amounts of major classes of assets and liabilities of the discontinued operations held for sale to assets and liabilities of discontinued operations held for sale that are presented separately in the consolidated balance sheets. The restructuring costs are included in general and administrative expenses for the years ended December 31, 2015, 2014 and 2013 in the reconciliation of net income from discontinued operations held for sale, net of income taxes. See Note 17 included in these consolidated financial statements for more information.

The employee termination costs above are associated with employee severance compensation, retention bonuses and guaranteed bonuses to certain key employees, insurance and outplacement. The costs incurred above are included within general and administrative expenses in the Company’s consolidated statements of operations. As of December 31, 2014, the restructuring was complete and all costs were measured; however, the Company recognized restructuring costs through the first quarter of 2015. This measurement included employee costs for employees that were required to render service (beyond a minimum retention period) in order to receive the termination benefits; the Company recognized a liability ratably over the service period.